                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7115
                   (Investment Company Act File Number)

                    Federated Total Return Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                              Federated Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 9/30/03

            Date of Reporting Period: Fiscal year ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.59	$10.07	$ 9.79	$9.88	$10.23
Income From Investment Operations:
Net investment income	0.43	0.54	0.65	0.69	0.63
Net realized and unrealized gain (loss) on investments	(0.15)	(0.47)	0.29	(0.10)	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.28	0.07	0.94	0.59	0.28

Less Distributions:
Distributions from net investment income	(0.43)	(0.55)	(0.66)	(0.68)	(0.63)

Net Asset Value, End of Period	$9.44	$ 9.59	$10.07	$9.79	$ 9.88

Total Return[1]	2.96%	0.69%	9.95%	6.17%	2.88%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	4.51%	5.53%	6.51%	7.12%	6.45%

Expense waiver/reimbursement[2]	0.69%	0.58%	0.62%	0.73%	0.91%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,231	$96,712	$100,519	$87,780	$66,820

Portfolio turnover	94%	49%	35%	34%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.59	$10.07	$ 9.79	$9.88	$10.23
Income From Investment Operations:
Net investment income	0.40	0.52	0.64	0.67	0.60
Net realized and unrealized gain (loss) on investments	(0.14)	(0.48)	0.27	(0.11)	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.04	0.91	0.56	0.25

Less Distributions:
Distributions from net investment income	(0.40)	(0.52)	(0.63)	(0.65)	(0.60)

Net Asset Value, End of Period	$9.45	$ 9.59	$10.07	$9.79	$ 9.88

Total Return[1]	2.76%	0.39%	9.62%	5.86%	2.57%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	4.21%	5.20%	6.16%	6.82%	6.09%

Expense waiver/reimbursement[2]	0.64%	0.53%	0.57%	0.68%	0.86%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,764	$36,183	$26,345	$9,625	$8,749

Portfolio turnover	94%	49%	35%	34%	53%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers Federated Limited Duration Fund's fiscal year performance period from October 1, 2002, through September 30, 2003.

During this period, Federated Limited Duration Fund's Institutional Shares produced a total return of 2.96% based on net asset value (NAV).1 The fund's benchmark, the Merrill Lynch 0-3 Year Composite Index (ML0-3 Composite),2,3 returned 4.08% during the same period. Its peer group, as measured by the Lipper Short Investment Grade Debt Funds category,4 averaged a return of 4.47% for the one-year period ended 9/30/2003. NAV moved from $9.59 at the beginning of the period to $9.44 at the close of the period. In terms of income, the fund's Institutional Shares paid a monthly dividend of $0.032 per share in September 2003. The 30-day SEC yield was 3.84% as of September 30, 2003.5 The 30-day distribution yield was 4.07%.

The fund's typical duration range was 1.5 to 2.0 years,6 and was bounded by a maximum 20% positive or negative variance from the duration of the fund's benchmark. Duration, which is a general measure of the fund's sensitivity to interest rate movements, stood at 1.74 years at period-end, versus 1.75 years for the benchmark. Fund duration was generally maintained shorter than that of the benchmark during the period under review, reflecting fund management's belief that the next significant move in interest rates will more likely be an upward one.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original costs. Current month-end performance information is available by visiting www.federatedinvestors.com or calling 1-800-341-7400.

2 The Merrill Lynch (ML) 0-3 Composite Index is a composite of four separate unmanaged indices which track various security types. The indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The four component indices are the ML1-3 Year Corporate Index (30% weighting in the Composite Index), the ML0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the ML1-3 Year Treasury/Agency Index (20%), and the ML0-3 Year Mortgage-Backed Securities Index (20%).

3 The Fund's investment adviser has changed its reference benchmark to the ML0-3 Composite from the ML1-3C because it is more reflective of the Fund's current investment program.

4 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

5 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Corporate securities, at 33% of the fund's net assets as of September 30, 2003, became the single largest allocation of fund assets over the reporting period, supplanting asset-backed securities (ABS), which accounted for 23% of net assets at period end. The move toward greater use of corporates was a response to improving economic conditions, when credit sensitive securities like corporates tend to out-perform higher quality securities of similar duration. ABS, being a generally higher quality asset class, was thus de-emphasized somewhat in the portfolio. The remainder of the portfolio at September 30, 2003 was accounted for by government securities at 20%, mortgage-backed securities at 17%, and cash at 3%.

In terms of credit quality, the highest percentage of fund assets remained in AAA-rated securities--56% at the end of the period. BBB-rated securities accounted for 14% of assets.7 Management utilized a greater percentage of lower investment grade rated corporate securities in an effort to take some advantage of an improving economy, and also increased the use of non-investment grade securities in the portfolio, which accounted for 8% of assets at period end.8 The general credit quality of the portfolio, however, remained solidly investment grade, averaging a low "double-A" at period-end. Actual "AA" rated securities accounted for 7% of assets, with "A" rated securities at 16% of the portfolio.

7 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

8 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

GROWTH OF $100,000 INVESTMENT--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the Federated Limited Duration Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to September 30, 2003 compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-3 Year Corporate Index (ML1-3C),2,4 the Merill Lynch 0-3 Year Composite Index (ML0-3 Composite)2,4 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns for the Period Ended 9/30/2003
1 Year	2.96%
5 Years	4.48%
Start of Performance (10/1/1996)	5.49%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1-3C, ML0-3 Composite and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3T is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. The ML1-3C is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The ML1-3T, ML1-3C, and the ML0-3 Composite are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 The Fund's investment adviser has changed its reference benchmark to the ML0-3 Composite from the ML1-3C because it is more reflective of the Fund's current investment program.

GROWTH OF $25,000 INVESTMENT--INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Limited Duration Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to September 30, 2003 compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-3 Year Corporate Index (ML1-3C),2,4 the Merrill Lynch 0-3 Year Composite Index (ML0-3 Composite)2,4 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns for the Period Ended 9/30/2003
1 Year	2.76%
5 Years	4.19%
Start of Performance (10/1/1996)	5.21%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1-3C, ML0-3 Composite and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3T is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. The ML1-3C is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The ML1-3T, ML1-3C, and the ML0-3 Composite are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that SEC requires to be reflected in a mutual fund's performance.

4 The Fund's investment adviser has changed its reference benchmark to the ML0-3 Composite from the ML1-3C because it is more reflective of the Fund's current investment program.

Portfolio of Investments

September 30, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--23.0%[1]
		Automotive--7.8%
$1,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/15/2006	$1,011,993
1,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	1,007,580
1,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.18%, 5/15/2007	1,000,210
746,652	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	758,375
705,659		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	712,758
500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	518,600
235,827		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	242,402
6,841	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	6,841
27,421	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	28,243
49,090		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	49,403
1,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	1,015,260
750,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 8/15/2006	752,812

		TOTAL	7,104,477

		Credit Card--4.3%
8,661	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	8,675
750,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	766,267
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.10%, 2/9/2009	1,003,800
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,077,260
1,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	1,035,549

		TOTAL	3,891,551

		Equipment Leasing--0.6%
504,076	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	517,595

		Home Equity Loan--4.5%
8,500,193		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	268,691
5,153,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	195,041
5,769,231		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	30,346
8,013,417		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	232,870
259,554		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	261,021
35,916		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	36,138
461,530		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	466,861
750,000		Fifth Third Home Equity Loan Trust, Class A, 1.37%, 9/20/2023	743,497
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Home Equity Loan--continued
$481,015		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	$399,055
595,772		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	627,181
115,829		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	18,533
10,000,000	[2]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	435,200
78,695	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	77,750
28,756		Saxon Asset Securities Trust 2000-2, Class AV1, 1.38%, 7/25/2030	28,854
9,612,935		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	300,020

		TOTAL	4,121,058

		Manufactured Housing--1.4%
250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	69,155
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	263,675
1,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	65,500
1,275,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	382,500
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.72%, 6/7/2016	469,841

		TOTAL	1,250,671

		Other--2.2%
434,696	[2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.67%, 9/20/2010	435,047
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	596,265
1,000,000		John Deere Owner Trust 2003-A, Class A2, 1/17/2006	1,000,457

		TOTAL	2,031,769

		Rate Reduction Bond--2.2%
1,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,073,310
906,599		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	920,670

		TOTAL	1,993,980

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $24,264,195)	20,911,101

		CORPORATE BONDS--32.5%
		Basic Industry - Chemicals--0.4%
400,000		Praxair, Inc., 2.75%, 6/15/2008	392,060

		Basic Industry - Metals & Mining--0.6%
500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	518,650

		Basic Industry - Paper--1.1%
400,000		International Paper Co., 8.125%, 7/8/2005	442,192
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	525,765

		TOTAL	967,957

Principal Amount			Value
		CORPORATE BONDS--continued
		Beverage & Tobacco--0.4%
$400,000		Diageo Capital PLC, 3.375%, 3/20/2008	$403,600

		Capital Goods - Aerospace & Defense--0.3%
250,000		Boeing Capital Corp., 5.65%, 5/15/2006	269,050

		Communications - Media & Cable--0.3%
150,000		Comcast Corp., 6.375%, 1/30/2006	162,933
100,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	112,311

		TOTAL	275,244

		Communications - Media Noncable--0.4%
300,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	329,928

		Communications - Telecom Wirelines--0.6%
500,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	572,290

		Consumer Cyclical - Automotive--0.3%
250,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	266,790

		Consumer Cyclical - Entertainment--1.4%
300,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	316,824
400,000		International Speedway Corp., 7.875%, 10/15/2004	423,136
500,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	549,220

		TOTAL	1,289,180

		Consumer Cyclical - Retailers--2.1%
400,000		CVS Corp., 5.625%, 3/15/2006	433,440
400,000		Target Corp., 3.375%, 3/1/2008	406,976
1,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,043,830

		TOTAL	1,884,246

		Consumer Non - Food/Beverage--0.5%
450,000		Kellogg Co., Note, 6.00%, 4/1/2006	491,382

		Cosmetics & Toiletries--0.4%
400,000		Gillette Co., 2.875%, 3/15/2008	398,636

		Ecological Services & Equipment--0.5%
500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	504,345

		Energy - Integrated--0.6%
500,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	512,330

		Energy - Refining--0.4%
300,000		Valero Energy Corp., 7.375%, 3/15/2006	332,253

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--1.3%
$500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	$506,795
100,000	[4]	General Motors Acceptance Corp., 4.50%, 7/15/2006	101,939
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,065

		TOTAL	1,143,799

		Financial Institution - Banking--1.4%
400,000		PNC Funding Corp., 5.75%, 8/1/2006	438,260
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	432,112
400,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	429,752

		TOTAL	1,300,124

		Financial Institution - Brokerage--0.9%
750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	805,402

		Financial Institution - Finance Captive--0.9%
400,000		American Express Co., 3.75%, 11/20/2007	411,620
350,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	382,070

		TOTAL	793,690

		Financial Institution - Finance Noncaptive--0.6%
500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	548,615

		Financial Institution -- Insurance - Life--0.6%
500,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	549,595

		Financial Institution - Insurance - P&C--1.1%
500,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	550,990
400,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	435,272

		TOTAL	986,262

		Financial Institution -- Reits--1.0%
858,000		EOP Operating LP, Sr. Note, 6.50%, 1/15/2004	869,145

		Financial Intermediaries--2.1%
865,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	888,018
400,000		Texaco Capital, Inc., 5.70%, 12/1/2008	429,504
500,000	[4]	Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	552,465

		TOTAL	1,869,987

		Financial Services--2.7%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	405,716
500,000		General Electric Capital Corp., 5.35%, 3/30/2006	538,385
450,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	494,266
400,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	438,680
500,000		SLM Corporation, 5.625%, 4/10/2007	547,830

		TOTAL	2,424,877

Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--0.4%
$400,000		General Mills, Inc., 3.875%, 11/30/2007	$409,948

		Insurance--0.3%
250,000		HSB Group, Inc., Company Guarantee, 2.01563%, 7/15/2027	234,948

		Pharmaceutical--0.6%
500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	564,260

		State/Provincial--0.5%
500,000	[4]	Ontario, Province of, 2.35%, 6/30/2006	503,940

		Technology--0.4%
350,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	380,965

		Technology Services--1.5%
400,000		Computer Sciences Corp., 7.50%, 8/8/2005	440,908
400,000	[2,3]	FIserv, Inc., Note, 4.00%, 4/15/2008	405,092
500,000		International Business Machines Corp., 4.125%, 6/30/2005	522,135

		TOTAL	1,368,135

		Telecommunications & Cellular--2.8%
450,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	484,880
1,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,063,700
500,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	544,190
500,000		Verizon Wireless, Inc., Note, 1.54%, 12/17/2003	500,270

		TOTAL	2,593,040

		Transportation - Airlines--1.5%
1,350,000		Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	1,353,834

		Utility - Electric--1.6%
500,000		Alabama Power Co., 2.65%, 2/15/2006	504,650
400,000		FPL Group, Inc., 3.25%, 4/11/2006	407,828
500,000		PSEG Power LLC, 6.875%, 4/15/2006	551,005

		TOTAL	1,463,483

		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,073,434)	29,571,990

		MORTGAGE BACKED SECURITIES--2.2%
		Federal National Mortgage Association--1.9%
1,703,116		Federal National Mortgage Association, ARM 544843, 3.75%, 10/01/2027	1,737,655

		Government National Mortgage Association--0.3%
101,877		Government National Mortgage Association, ARM 8902, 4.38%, 30 Year, 1/20/2022	104,214
26,746		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	29,128
93,472		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	103,053

		TOTAL	236,395

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,969,596)	1,974,050

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.6%
		Federal Home Loan Mortgage Corporation--7.0%
$1,840,505		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H010, Class A1, 1.582%, 8/15/2008	$1,835,225
1,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H009, Class A2, 1.876%, 3/15/2008	1,001,395
2,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, Series H008, Class A3, 2.29%, 6/15/2007	1,976,560
725,230		Federal Home Loan Mortgage Corp., Series 2571, Class FB, 1.47%, 2/15/2018	724,570
880,751		Federal Home Loan Mortgage Corp., Series SF1, Class A3, 2.00%, 12/15/2008	881,944

		TOTAL	6,419,694

		Federal National Mortgage Association--0.7%
181,337		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	186,912
408,868		Federal National Mortgage Association, Series 2001-69, Class PL, 6.00%, 12/25/2024	413,009

		TOTAL	599,921

		Non-Agency Mortgage--6.9%
418,791		Bank of America Mortgage Securities 2002-10, Class 1A27, 3.00%, 11/25/2032	421,043
353,764	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 2.57%, 5/25/2029	305,231
412,152	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 2.87%, 5/25/2029	316,327
31,169		C-BASS ABS LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	31,801
722,598	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	669,307
69,036	[2]	Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 4.419%, 2/1/2017	69,727
864,427		Master Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	874,195
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.418%, 1/25/2029	1,125,344
297,470		RESI Finance LP 2002-A, Class B3, 2.72%, 10/10/2034	297,750
62,870	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.775%, 10/26/2023	48,135
208,773		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	210,555
56,059	[2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.118%, 1/28/2025	42,921
343,650		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	344,188
505,406		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	505,482
1,000,000		Washington Mutual 2003-AR9, Class 1A2A, 2.341%, 10/25/2033	997,830

		TOTAL	6,259,836

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,263,051)	13,279,451

Principal Amount or Shares			Value
		U.S. GOVERNMENT AGENCIES--6.2%
$500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$560,250
2,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	2,020,980
3,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	3,044,610

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $5,510,507)	5,625,840

		MUNICIPAL BOND--0.4%
		Utility - Electric--0.4%
400,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (identified cost $400,000)	400,768

		U.S. TREASURY OBLIGATIONS--14.0%
		U.S. Treasury Notes--14.0%
1,000,000		2.00%, 5/15/2006	1,007,030
2,000,000		3.00%, 2/15/2008	2,034,380
2,000,000		3.25%, 8/15/2008	2,042,180
1,122,000		4.75%, 2/15/2004	1,137,293
6,000,000		5.75%, 11/15/2005	6,528,780

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $12,252,808)	12,749,663

		MUTUAL FUNDS--11.4%[5]
360,806		Federated Mortgage Core Portfolio	3,687,439
573,570		High-Yield Bond Portfolio	3,848,657
1,676,824		Prime Value Obligations Fund, IS Shares	1,676,824
1,188,000		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	1,188,000

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,242,345)	10,400,920

		TOTAL INVESTMENTS--104.3% (IDENTIFIED COST $96,975,936)[6]	94,913,783

		OTHER ASSETS AND LIABILITIES - NET--(4.3)%	(3,918,737)

		TOTAL NET ASSETS--100%	$90,995,046

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than that indicated by their final maturity.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $8,457,751 which represents 9.3% of net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $2,042,864 and representing 2.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated brokers/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $97,051,953.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Total investments in securities, at value including $10,400,920 of investments in affiliated issuers and $1,163,134 of securities loaned (identified cost $96,975,936)		$94,913,783
Income receivable		856,349
Receivable for investments sold		49,148
Receivable for shares sold		56,663

TOTAL ASSETS		95,875,943

Liabilities:
Payable for investments purchased	$749,787
Payable for shares redeemed	2,730,734
Income distribution payable	191,677
Payable on collateral due to broker	1,188,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	8,741
Payable for portfolio accounting fees (Note 5)	4,916
Payable for distribution services fee (Note 5)	1,190
Payable for shareholder services fee (Note 5)	5,821
Accrued expenses	31

TOTAL LIABILITIES		4,880,897

Net assets for 9,634,202 shares outstanding		$90,995,046

Net Assets Consist of:
Paid in capital		$98,259,898
Net unrealized depreciation of investments		(2,062,153)
Accumulated net realized loss on investments		(5,230,007)
Undistributed net investment income		27,308

TOTAL NET ASSETS		$90,995,046

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$68,231,223 ÷ 7,224,104 shares outstanding		$9.44

Institutional Service Shares:
$22,763,823 ÷ 2,410,098 shares outstanding		$9.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest (including income on securities loaned of $1,700)			$4,675,646
Dividends (received from affiliated issuers)			522,014

TOTAL INCOME			5,197,660

Expenses:
Investment adviser fee (Note 5)		$427,280
Administrative personnel and services fee (Note 5)		155,000
Custodian fees		13,167
Transfer and dividend disbursing agent fees and expenses (Note 5)		75,349
Directors'/Trustees' fees		3,625
Auditing fees		19,267
Legal fees		3,948
Portfolio accounting fees (Note 5)		62,638
Distribution services fee--Institutional Service Shares (Note 5)		78,339
Shareholder services fee--Institutional Shares (Note 5)		188,711
Shareholder services fee--Institutional Service Shares (Note 5)		78,339
Share registration costs		50,143
Printing and postage		21,408
Insurance premiums		1,591
Taxes		9,004
Miscellaneous		1,405

TOTAL EXPENSES		1,189,214

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(427,280)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,711)
Waiver of distribution services fee--Institutional Service Shares	(62,671)
Waiver of shareholder services fee--Institutional Shares	(188,711)
Reimbursement of other operating expenses	(35,731)

TOTAL WAIVERS AND REIMBURSEMENTS		(716,104)

Net expenses			473,110

Net investment income			4,724,550

Realized and Unrealized Loss on Investments:
Net realized loss (including realized loss of $528,143 on sales of investments in affiliated issuers) on investments			(1,187,570)
Net change in unrealized depreciation of investments			(474,028)

Net realized and unrealized loss on investments			(1,661,598)

Change in net assets resulting from operations			$3,062,952

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,724,550	$7,485,848
Net realized loss on investments	(1,187,570)	(3,168,030)
Net change in unrealized appreciation/depreciation of investments	(474,028)	(3,451,191)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,062,952	866,627

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,392,132)	(5,735,670)
Institutional Service Shares	(1,316,245)	(1,806,437)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,708,377)	(7,542,107)

Share Transactions:
Proceeds from sale of shares	42,477,222	64,793,850
Net asset value of shares issued to shareholders in payment of distributions declared	1,543,725	1,608,850
Cost of shares redeemed	(84,274,653)	(53,697,304)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,253,706)	12,705,396

Change in net assets	(41,899,131)	6,029,916

Net Assets:
Beginning of period	132,894,177	126,864,261

End of period (including undistributed net investment income of $27,308 and $11,135, respectively)	$90,995,046	$132,894,177

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,163,134	$1,188,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each illiquid restricted security held at September 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	1/9/1997	$ 8,476

Bayview Financial Acquisition Trust 1998-1, Class MII3, 2.57%, 5/25/2029	5/14/1998	353,764

Bayview Financial Acquisition Trust 1998-1, Class MII4, 2.87%, 5/25/2029	6/2/1998	412,152

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	207,354

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	578,574

CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.67%, 9/20/2010	10/25/2002	434,696

Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 4.419%, 2/1/2017	2/25/1997	68,895

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	746,536

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	504,021

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.418%, 1/25/2029	3/12/1999	1,021,022

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	9/2/1999	1,264,124

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	3/24/1999	49,074

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	27,417

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	1,035,586

Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	5/22/2002	488,751

Resecuritization Mortgage Trust 1998-A, Class B3, 7.775%, 10/26/2023	2/12/1999	47,979

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	3/5/1998	69,704

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,995,121	$28,460,530	3,860,625	$37,989,037
Shares issued to shareholders in payment of distributions declared	107,621	1,022,123	93,186	912,300
Shares redeemed	(5,964,478)	(56,837,037)	(3,850,369)	(37,689,632)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,861,736)	$(27,354,384)	103,442	$1,211,705

Year Ended September 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,473,586	$14,016,692	2,713,387	$26,804,813
Shares issued to shareholders in payment of distributions declared	54,926	521,602	71,144	696,550
Shares redeemed	(2,891,550)	(27,437,616)	(1,627,648)	(16,007,672)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,363,038)	$(12,899,322)	1,156,883	$11,493,691

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,224,774)	$(40,253,706)	1,260,325	$12,705,396

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$4,708,377	$7,542,107

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$222,353

Unrealized depreciation	$2,138,170

Capital loss carryforward	$4,354,931

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to unreversed wash sale loss deferrals.

At September 30, 2003, the cost of investments for federal tax purposes was to $97,051,953. The net unrealized depreciation of investments for federal tax purposes was $2,138,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,810,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,948,444.

At September 30, 2003, the Fund had a capital loss carryforward of $4,354,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 452,948

2009	$ 229,826

2011	$3,672,157

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2003, for federal income tax purposes, post October losses of $799,058 were deferred to October 1, 2003.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$64,988

High-Yield Bond Portfolio	$295,765

Federated Mortgage Core Portfolio	$161,261

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003, the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during the fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$49,654,545

Sales	$80,725,114

7. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2003.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 16, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29310 (11/03)

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.46	$10.31	$ 9.84	$9.77	$10.11
Income From Investment Operations:
Net investment income	0.39	0.60	0.68	0.68	0.67
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.47	0.08	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.27	0.83	1.15	0.76	0.32

Less Distributions:
Distributions from net investment income	(0.39)	(0.60)	(0.68)	(0.68)	(0.66)
Distributions from net realized gain on investments	(0.11)	(0.08)	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.50)	(0.68)	(0.68)	(0.69)	(0.66)

Net Asset Value, End of Period	$10.23	$10.46	$10.31	$9.84	$ 9.77

Total Return[1]	2.62%	8.40%	12.03%	8.11%	3.20%

Ratios to Average Net Assets:

Expenses	0.31%	0.30%	0.30%	0.30%	0.30%

Net investment income	3.78%	5.82%	6.63%	7.07%	6.63%

Expense waiver/reimbursement[2]	0.51%	0.55%	0.67%	2.09%	3.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$309,572	$300,613	$139,737	$36,722	$17,049

Portfolio turnover	127%	105%	99%	66%	150%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.46	$10.31	$ 9.84	$9.77	$10.11
Income From Investment Operations:
Net investment income	0.36	0.57	0.65	0.66	0.66
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.47	0.07	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.80	1.12	0.73	0.29

Less Distributions:
Distributions from net investment income	(0.36)	(0.57)	(0.65)	(0.65)	(0.63)
Distributions from net realized gain on investments	(0.11)	(0.08)	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.47)	(0.65)	(0.65)	(0.66)	(0.63)

Net Asset Value, End of Period	$10.23	$10.46	$10.31	$9.84	$ 9.77

Total Return[1]	2.31%	8.07%	11.69%	7.79%	2.89%

Ratios to Average Net Assets:

Expenses	0.61%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.48%	5.53%	6.28%	6.72%	6.38%

Expense waiver/reimbursement[2]	0.46%	0.50%	0.62%	2.04%	3.60%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,632	$48,896	$33,261	$406	$529

Portfolio turnover	127%	105%	99%	66%	150%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Federated Mortgage Fund's Institutional Shares generated a total return of 2.62% for the fiscal year ending September 30, 2003.1 The performance of the Fund was less positive due to the mid-summer plunge in interest rates to near 50-year lows, which precipitated the largest refinancing wave in the history of the mortgage-backed securities (MBS) market. While normally declining interest rates boost bond prices, with MBS the rapid return of par on premium-priced securities, coupled with reinvestment at lower yields, limited total return gains. During the late spring and early summer of 2003, prepayments were so rapid that the duration of the MBS market actually dropped below one year. Further limiting MBS returns was a spike in interest rate volatility during the reporting period.

The record refinancing wave for the reporting period caused a significant shift in the composition of the MBS universe. As higher coupons burned off and were recycled into lower coupons, the average coupon of the market declined from 6.51% on September 30, 2002 to 5.75% on September 30, 2003. This created greater homogeneity within the coupon stack, as just three coupons now account for the bulk of the outstanding supply of MBS.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The Fund generated a 12-month total return after fees of 2.62%, as compared to 3.50% for the Lehman Brothers Mortgage-Backed Securities Index (LBMBS),2 the Fund's benchmark. The underperformance was due to a slightly short duration position vs. the Index during the second quarter of 2003 as interest rates fell. The short duration3 position was expressed through a bias to higher coupon MBS and a small allocation to interest only securities, both of which underperformed due to the unexpectedly high level of prepayments.

Helping to offset some of this underperformance was pool selection. The portfolio had purchased a number of MBS with various types of "built-in" prepayment protection, such as state-specific pools, Alt-A pools, reperforming FHA/VA pools, low and moderate loan balance pools, low gross weighted average coupon pools, newly minted pools, and others.

Negative convexity risk was high for MBS in the current environment, as significant declines in interest rates ignited a prepayment wave while significant increases in interest rates caused underperformance vs. Treasuries due to duration extension. The fund remains focused on reducing these risks within the context of attempting to maximize total return for fund investors.

2 Lehman Brothers Mortgage-Backed Securities Index: An unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. It is not possible to invest directly in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $100,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the Federated Mortgage Fund (Institutional Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2003,compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Return for the Period Ended 9/30/2003
1 Year	2.62%
5 Years	6.81%
Start of Performance (5/31/1997)	7.51%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and it is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2003, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Return for the Period Ended 9/30/2003
1 Year	2.31%
5 Years	6.49%
Start of Performance (5/31/1997)	7.20%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and it is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments

September 30, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Home Equity Loans--0.6%
$2,000,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	$2,138,340
119,154		Mellon Bank Home Equity Installment Loan 1999-1, 6.950%, 3/25/2015	125,436

		TOTAL	2,263,776

		Manufactured Housing--0.0%
1,000,000		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	65,500

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,144,129)	2,329,276

		COLLATERALIZED MORTGAGE OBLIGATIONS--2.0%
		Federal Home Loan Mortgage Corporation--0.2%
573,800		4/1/2028, REMIC (Series 197-PO)	517,676
9,709,090		1.000%, 6/15/2026, REMIC (Series 2100-AI)	29,322
361,404		6.500%, 10/15/2026, REMIC (Series 2139-IO)	12,465
1,956,588		6.500%, 7/15/2028, REMIC (Series 2070-IO)	274,451

		TOTAL	833,914

		Federal National Mortgage Association--1.6%
47,047,456		0.700%, 1/19/2039, REMIC (Series GT 99-T2-X)	1,527,574
47,355,856		0.795%, 10/25/2040, REMIC (Series 2001-T1-IO1)	887,922
3,397,923		6.000%, 10/25/2028, REMIC (Series 2001-33-IC)	149,135
5,810,157		6.530%, 9/25/2016, REMIC (Series 2003-3-HS)	586,113
2,000,000		6.500%, 9/25/2028, REMIC (Series 2002-W3-A4)	2,126,876
802,159		6.500%, 3/1/2032, REMIC (Series 321-2)	117,075
1,683,232		7.000%, 3/1/2032, REMIC (Series 320-2)	266,674

		TOTAL	5,661,369

		Securitized Mortgage Loans--0.2%
102,863	[1]	Lehman Structured Securities Corp. 2001-GE3, 6.632%, 5/28/2018	101,223
305,819	[1]	Lehman Structured Securities Corp. 2002-GE1, 6.000%, 7/26/2024	293,586
1,384,904	[1]	Salomon Brothers Mortgage Sec. VII 1999-4, 2.547%, 12/25/2027	872
101,799		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	103,381

		TOTAL	499,062

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,185,252)	6,994,345

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES--2.0%
		Federal National Mortgage Association--2.0%
$7,000,000		5.500%, 7/18/2012 (IDENTIFIED COST $7,088,474)	$7,336,420

		MORTGAGE BACKED SECURITIES--93.3%
		Federal Home Loan Mortgage Corporation--29.3%
10,000,000	[2]	6.000%, 11/1/2033	10,312,500
16,928,209	[2]	5.000%, 5/1/2018 - 9/1/2033	17,220,712
35,992,304	[2]	5.500%, 11/1/2008-11/1/2033	36,913,470
11,923,593		6.500%, 8/1/2031 - 4/1/2033	12,441,633
14,674,084		7.000%, 3/1/2017 - 10/1/2032	15,512,657
11,444,809	[2]	7.500%, 2/1/2027 - 11/1/2033	12,218,889
416,209		8.000%, 3/1/2031	447,945

		TOTAL	105,067,806

		Federal National Mortgage Association--62.5%
18,038,278		5.000%, 4/1/2018 - 6/1/2018	18,511,783
57,854,435	[2]	5.500%, 2/1/2018 - 8/1/2033	59,650,356
19,876,103	[2]	6.000%, 7/1/2033 -- 11/1/2033	20,515,915
77,815,094		6.500%, 2/1/2014 - 2/1/2033	81,120,633
41,000,489		7.000%, 6/1/2016 - 8/1/2033	43,356,103
480,950		7.500%, 4/1/2015 - 12/1/2031	513,428
110,652		8.000%, 12/1/2026	120,024

		TOTAL	223,788,242

		Government National Mortgage Association--1.5%
1,731,702		7.000%, 9/15/2028 - 11/15/2031	1,839,282
605,805		7.500%, 7/15/2030	647,454
2,553,878		8.000%, 10/15/2030 - 11/15/2030	2,756,605

		TOTAL	5,243,341

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $332,281,193)	334,099,389

		MUTUAL FUND--4.2%
15,039,583	[3]	Government Obligations Fund, Class IS (AT NET ASSET VALUE)	15,039,583

Principal Amount			Value
		REPURCHASE AGREEMENTS--23.3%
$48,000,000	[4,5]	Interest in $444,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 9/18/2003, to be repurchased at $48,043,947 on 10/20/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2033	$48,000,000
35,500,000	[4,5]	Interest in $571,500,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.040%, dated 9/15/2003, to be repurchased at $35,530,767 on 10/15/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	35,500,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	83,500,000

		TOTAL INVESTMENTS--125.4% (IDENTIFIED COST $450,238,631)[6]	449,299,013

		OTHER ASSETS AND LIABILITIES - NET--(25.4)%	(91,094,721)

		TOTAL NET ASSETS--100%	$358,204,292

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2003, these securities amounted to $395,681 which represents 0.1% of net assets.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Affiliated company.

4 Security held as collateral for dollar roll transactions.

5 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

6 The cost of investments for federal tax purposes amounts to $450,234,430.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Investments in securities	$365,799,013
Investments in repurchase agreements	83,500,000

Total investments in securities, at value, including $15,039,583 of investments in affiliated issuers (identified cost $450,238,631)		$449,299,013
Cash		45,056
Income receivable		1,397,482
Receivable for shares sold		219,258

TOTAL ASSETS		450,960,809

Liabilities:
Payable for investments purchased	5,088,038
Payable for shares redeemed	1,518,953
Income distribution payable	597,926
Payable for dollar roll transactions	85,507,552
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	6,205
Payable for portfolio accounting fees (Note 5)	3,945
Payable for distribution services fee (Note 5)	2,045
Payable for shareholder services fee (Note 5)	10,223
Accrued expenses	21,630

TOTAL LIABILITIES		92,756,517

Net assets for 34,998,018 shares outstanding		$358,204,292

Net Assets Consist of:
Paid in capital		$356,445,380
Net unrealized depreciation of investments		(939,618)
Accumulated net realized gain on investments		2,734,253
Distributions in excess of net investment income		(35,723)

TOTAL NET ASSETS		$358,204,292

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$309,572,151 ÷ 30,246,465 shares outstanding		$10.23

Institutional Service Shares:
$48,632,141 ÷ 4,751,553 shares outstanding		$10.23

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest (net of dollar roll expense of $3,968,041 and including income on securities loaned of $89)			$14,927,055
Dividends (received from affiliated issuers)			264,959

TOTAL INCOME			15,192,014

Expenses:
Investment adviser fee (Note 5)		$1,486,737
Administrative personnel and services fee (Note 5)		279,507
Custodian fees		27,596
Transfer and dividend disbursing agent fees and expenses (Note 5)		82,363
Directors'/Trustees' fees		4,374
Auditing fees		16,772
Legal fees		4,854
Portfolio accounting fees (Note 5)		100,043
Distribution services fee--Institutional Service Shares (Note 5)		123,736
Shareholder services fee--Institutional Shares (Note 5)		805,475
Shareholder services fee--Institutional Service Shares (Note 5)		123,736
Share registration costs		58,302
Printing and postage		32,482
Insurance premiums		1,715
Taxes		28,398
Miscellaneous		2,176

TOTAL EXPENSES		3,178,266

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(969,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,369)
Waiver of distribution services fee--Institutional Service Shares	(98,989)
Waiver of shareholder services fee--Institutional Shares	(805,475)

TOTAL WAIVERS AND REIMBURSEMENT		(1,883,265)

Net expenses			1,295,001

Net investment income			13,897,013

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,914,391
Net change in unrealized appreciation/depreciation of investments			(7,650,570)

Net realized and unrealized loss on investments			(4,736,179)

Change in net assets resulting from operations			$9,160,834

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,897,013	$13,748,937
Net realized gain on investments	2,914,391	3,703,855
Net change in unrealized appreciation/depreciation of investments	(7,650,570)	2,763,372

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,160,834	20,216,164

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,118,649)	(11,657,345)
Institutional Service Shares	(1,707,141)	(2,189,637)
Distributions from net realized gain on investments
Institutional Shares	(3,124,615)	(1,169,202)
Institutional Service Shares	(477,221)	(265,598)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,427,626)	(15,281,782)

Share Transactions:
Proceeds from sale of shares	224,053,778	237,771,887
Net asset value of shares issued to shareholders in payment of distributions declared	8,600,423	5,297,362
Cost of shares redeemed	(215,691,287)	(71,493,795)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,962,914	171,575,454

Change in net assets	8,696,122	176,509,836

Net Assets:
Beginning of period	349,508,170	172,998,334

End of period (including distributions in excess of net investment income of $(35,723) and $(106,946), respectively)	$358,204,292	$349,508,170

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended September 30, 2003

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$9,160,834

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(1,868,467,131)
Paydowns on investment securities	123,541,966
Realized loss on paydowns	3,520,582
Proceeds from sale of investment securities	1,723,878,038
Net sales of short-term investment securities	55,834,783
Increase in income receivable	(134,924)
Decrease in payable for accrued expenses	(2,768)
Decrease in payable for investments purchased	(18,501,779)
Net realized gain on investments	(2,914,391)
Net amortization/accretion of premium/discount	3,138,858
Net unrealized depreciation on investments	7,650,570

NET CASH PROVIDED BY OPERATING ACTIVITIES	36,704,638

Cash Flows From Financing Activities:
Cash received for dollar roll transactions, net	(37,383,288)
Proceeds from sale of shares	224,344,856
Cash distributions paid	(9,119,090)
Payment for shares redeemed	(214,539,349)

NET CASH USED IN FINANCING ACTIVITIES	(36,696,871)

NET INCREASE IN CASH	7,767

Cash:
Beginning of period	37,289

End of period	$45,056

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $8,600,423.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended September 30, 2003 was as follows:

Maximum amount outstanding during the period	$142,669,851

Average amount outstanding during the period[1]	$120,564,324

Average monthly shares outstanding during the period	36,135,614

Average debt per share outstanding during the period	$3.34

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended September 30, 2003.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2003, the Fund had no outstanding securities on loan.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at September 30, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000

Institutional Service Shares	1,000,000,000

TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,087,363	$196,812,903	20,533,479	$211,780,845
Shares issued to shareholders in payment of distributions declared	727,750	7,500,728	421,936	4,344,323
Shares redeemed	(18,301,271)	(188,198,951)	(5,774,748)	(59,492,406)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,513,842	$16,114,680	15,180,667	$156,632,762

Year Ended September 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,645,747	$27,240,875	2,523,598	$25,991,042
Shares issued to shareholders in payment of distributions declared	106,662	1,099,695	92,631	953,039
Shares redeemed	(2,674,265)	(27,492,336)	(1,168,355)	(12,001,389)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	78,144	$848,234	1,447,874	$14,942,692

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,591,986	$16,962,914	16,628,541	$171,575,454

4. FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$17,042,671	$15,281,782

Long-term capital gains	384,955	--

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,392,264

Undistributed long-term capital gains	$899,991

Unrealized depreciation	$935,417

At September 30, 2003, the cost of investments for federal tax purposes was $450,234,430. The net unrealized depreciation of investments for federal tax purposes was $935,417. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,798,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,734,356.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $264,959 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$0

Sales	$2,843,476

7. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2003, the Fund designated $899,991 as long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2003, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 17, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's/fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29311 (11/03)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended
9/30/2003 [1]
Net Asset Value, Beginning of Period	$1.92
Income From Investment Operations:
Net investment income	0.05
Net realized and unrealized loss on investments and futures contracts	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.03

Less Distributions:
Distributions from net investment income	(0.05)

Net Asset Value, End of Period	$1.90

Total Return[2]	1.23%

Ratios to Average Net Assets:

Expenses	0.90%[3]

Net investment income	2.53%[3]

Expense waiver/reimbursement[4]	0.37%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$432,352

Portfolio turnover	63%

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers Federated Ultrashort Bond Fund's fiscal year performance period from October 1, 2002, through September 30, 2003. The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

During the period from October 1, 2002, through September 30, 2003, Federated Ultrashort Bond Fund's Class A Shares produced a total return of 1.23% based on net asset value (NAV).1 The fund's benchmark, the Merrill Lynch 1-Year Treasury Note Index,2 returned 1.93% during the one-year period ended 9/30/03. Its peer group, as measured by the Lipper Ultra-Short Obligations Funds category,3 averaged a return of 1.94% for the same one-year period. NAV moved from $1.92 at the beginning of the period to $1.90 at the close of the period. In terms of income, the fund's Class A Shares paid a monthly dividend of $0.053 per share. The 30-day SEC yield, was 2.17% as of September 30, 2003.4 The 30-day distribution yield at NAV was 2.40%.5

The fund's typical duration range is 0.5 to 1.0 years.6 Fund duration was maintained at about 0.7 years for most of the reporting period, but was lowered to 0.57 years in the third quarter.

Asset-backed securities (ABS), at 38% of the portfolio as of September 30, 2003, still account for the single largest allocation of fund assets. But ABS exposure was gradually lowered over the period, while holdings in corporates and mortgage-backed securities (MBS) were increased.

In terms of credit quality, the highest percentage of fund assets remains in AAA-rated securities--66% at the end of the period. BBB-rated securities accounted for 14% of assets. Fund management has utilized a greater percentage of lower investment-grade corporate securities. However, the generally risk-averse nature of this fund limits its appetite for lower-rated investments, and non-investment-grade assets were generally maintained at less than 1% of fund assets for the period under review.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original costs. The total return for the reporting period, based on offering price (i.e., less any applicable sales charge) for Class A Shares was (0.82)%. Current month-end performance information is available by visiting www.federatedinvestors.com or calling 1-800-341-7400. The fund's Class A Shares commenced operations on October 11, 2002. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

2 The Merrill Lynch 1-Year Treasury Note Index is an unmanaged index tracking U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

4 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

5 The 30-day distribution rate (yield) reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any (if applicable), by the average 30-day offering price.

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $10,000 INVESTMENT--CLASS A SHARES

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund (Class A Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2003 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Return for the Period Ended 9/30/2003[3]
1 Year	(0.82)%
5 Years	3.46%
Start of Performance (5/31/1997)	4.15%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance index. The index is unmanaged and it is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

Portfolio of Investments

September 30, 2003

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.8%
		Federal National Mortgage Association--2.8%
$24,520,222		FNMA ARM 544848, 3.784%,4/1/2030	$24,881,159
11,145,695		FNMA ARM 544872, 4.011%,7/1/2034	11,379,643
15,000,000		FNMA ARM 618128, 3.380% 8/1/2033	15,196,350

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $51,377,754)	51,457,152

		ASSET-BACKED SECURITIES--37.7%
		Automotive--19.0%
3,312,328		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	3,329,684
9,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	9,339,614
12,845,022		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.32%, 10/12/2006	12,850,711
3,409,272		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	3,416,778
419,457		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	420,938
9,059,347		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	9,198,680
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,167,541
5,267,035		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	5,304,431
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,233,400
1,600,969		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	1,615,122
5,212,316		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	5,239,629
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,189,450
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	4,030,320
6,453,595		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.950%, 5/16/2005	6,510,827
298,327		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	300,737
3,126,035		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	3,151,982
7,249,784		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	7,307,420
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.18%, 5/15/2007	15,003,150
9,557,150	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	9,707,198
746,940	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	759,489
2,983,039		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	2,993,002
2,206,303		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	2,227,373
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	$20,255,400
2,442,476		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	2,450,488
5,292,441	[3]	Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	5,345,683
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,208,040
9,364,193		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	9,457,179
3,200,197	[1,2]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	3,244,445
14,000,000	[1,2]	,Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	14,210,255
726,005		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	728,161
2,788,620	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	2,819,127
1,642,783	[3]	M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	1,653,050
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,062,760
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,167,052
5,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	5,131,284
3,711,005		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	3,781,920
589,568		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	606,005
8,494,071		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	8,495,675
358,418		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	359,303
4,068,136		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.37%, 7/17/2006	4,071,268
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,170,160
1,356,853		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,401,304
4,055,466		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	4,080,610
4,000,000		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	4,006,680
9,003,602		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	9,143,068
13,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	13,198,380
8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.14%, 3/15/2007	8,506,035
7,948,161		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	8,004,427
1,061,433		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	1,064,246
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,309,300
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 8/15/2006	2,258,438
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,257,687
10,267,440		World Omni Automobile Receivables Trust, Class A3, 3.79%, 11/21/2005	10,373,427

		TOTAL	355,118,333

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--3.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.02%, 9/15/2007	$3,998,680
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.75563%, 10/15/2007	3,731,475
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,250,050
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.10%, 2/9/2009	4,015,200
11,000,000	[1]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,169,290
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,648,200
6,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,030,360
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,313,200
3,000,000	[1,2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,154,140
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,355,491
644,792		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	651,227

		TOTAL	70,317,313

		Equipment Leasing--0.6%
7,288,710		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	7,349,478
1,895,324	[1]	Copelco Capital Funding Corp. (Series 2000-A), Class R1, 7.565%, 11/18/2005	1,912,534
2,520,378	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	2,587,974

		TOTAL	11,849,986

		Home Equity Loan--9.1%
70,323,801		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	2,222,935
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	1,958,500
80,506	[1]	AQ Finance NIM Trust 2001-3A, Class 3A, 8.835%, 2/25/2032	80,679
308,905	[1]	AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	278,015
1,979,239	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.77%, 12/25/2007	1,974,291
2,343,605		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	2,386,178
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	2,969,920
21,166,667		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	1,914,948
5,900,233		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.64%, 12/25/2033	5,933,215
69,561,423		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	3,083,658
2,323,134	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	2,299,903
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$69,669,334		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	$2,155,569
5,347,514		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	5,482,592
14,249,347		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	14,339,972
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	663,920
14,882,653		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	877,481
17,946,278		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	1,060,428
632,893	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	689,357
410,300	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.87%, 5/25/2029	392,156
17,000,000	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	643,450
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	2,403,938
284,459		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.87%, 6/25/2028	282,949
2,309,489		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 2.92%, 5/25/2030	2,300,251
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,843,168
1,908,549	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	1,914,332
144,825		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	145,810
92,185		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	94,249
345,002		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	348,328
377,219		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	378,151
52,615,385		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	1,974,655
5,658,048		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	5,797,349
24,567		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	24,809
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,108,580
251,256		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	252,806
3,461,475		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	3,501,455
4,250,000		Fifth Third Home Equity Loan Trust, Class A, 1.37%, 9/20/2023	4,213,153
268,094	[1]	First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	268,094
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$3,057,690	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	$3,057,690
1,865,444	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	1,856,695
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	1,493,641
7,653,390		Impac CMB Trust 2001-4, Class A2, 1.67%, 12/25/2031	7,693,340
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	395,800
15,500,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	663,710
1,470,840	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	1,470,840
4,245,771	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	4,245,771
4,874,697	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	4,885,970
62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 5.25%, 6/25/2004	1,602,272
1,493,576	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1,546,792
1,071,293		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,096,275
1,191,544		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,254,362
97,316		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	97,313
115,828	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	18,533
1,166,519	[1]	Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	1,163,603
2,723,349	[1]	Option One Mortgage Securities Inc 2003-5, Class NOTE, 6.90%, 7/26/2033	2,723,349
963,243	[1]	Renaissance NIM Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	963,243
78,466,500		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	1,178,567
28,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	1,039,080
82,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	3,007,760
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,057,250
70,499,711		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	4,815,342
14,962,301		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.42%, 8/25/2033	14,987,736
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$26,050,847		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	$1,377,829
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	1,243,875
598,083	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	590,900
37,490,446		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,170,077
3,000,000	[1]	Saxon Net Interest Margin Trust, Class NOTE, 6.66%, 8/26/2033	3,000,000
86,156,500		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	1,533,594
81,525,762		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	3,136,296
49,922,360		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 1/25/2005	803,750

		TOTAL	169,430,499

		Manufactured Housing--1.2%
156,181		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	156,264
210,369		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	221,965
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	188,938
2,468,488		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,585,469
9,368,308		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	9,902,770
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	105,470
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	527,970
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	393,000
252,006		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	259,831
6,945,449		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,025,506
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,200,000
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.72%, 6/7/2016	469,841

		TOTAL	23,037,024

		Other--2.0%
2,740,796	[1]	ACAS Business Loan Trust 2003-1A, Class A, 1.67%, 4/20/2014	2,737,589
920,320	[1]	Capital Source Commercial Loan Trust 2002-1A, Class A, 1.62%, 2/20/2014	919,952
2,662,553		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,709,171
66,686,055		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	2,779,608
18,011		Green Tree Recreational Equipment & Consumer Trust (Series 1997-B), Class A1, 6.55%, 7/15/2028	18,217
1,971,908		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	2,039,091
2,281,027		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	2,331,574
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--continued
$5,604,067		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	$5,657,582
15,000,000		John Deere Owner Trust 2003-A,Class A2,1.310%,1/17/2006	15,006,862
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.44%, 12/17/2007	3,506,335

		TOTAL	37,705,981

		Rate Reduction Bond--2.0%
13,000,000		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	13,254,573
5,137,396		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	5,217,128
5,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,366,550
12,440,415		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	13,207,740

		TOTAL	37,045,991

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $714,868,711)	704,505,127

		GOVERNMENT AGENCIES--3.9%
		Federal Home Loan Mortgage Corporation--2.7%
50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	51,208,500

		Federal National Mortgage Association--1.2%
20,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	21,812,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $72,083,068)	73,020,500

		CORPORATE BONDS--27.0%
		Basic Ind. - Chemicals--0.2%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,214,645

		Basic Ind. - Metals & Mining--0.3%
6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	6,223,800

		Basic Ind. - Paper--0.2%
3,600,000		International Paper Co., 8.125%, 7/8/2005	3,979,728
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	525,765

		TOTAL	4,505,493

		Broadcast Radio & TV--0.4%
7,725,000		Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	7,875,792

		Cap. Goods - Aerospace & Defense--1.1%
4,500,000		Boeing Capital Corp., 5.65%, 5/15/2006	4,842,900
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,484,550
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,092,477

		TOTAL	20,419,927

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.3%
$3,750,000		Comcast Corp., 6.375%, 1/30/2006	$4,073,325
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,246,220

		TOTAL	6,319,545

		Communications - Media Noncable--0.5%
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,468,152

		Communications - Telecom Wirelines--0.3%
4,262,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	4,878,200

		Consumer Cyclical - Automotive--1.1%
3,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	3,264,510
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,335,800
7,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	7,920,113
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,022,410

		TOTAL	19,542,833

		Consumer Cyclical - Entertainment--0.5%
1,850,000		International Speedway Corp., 7.875%, 10/15/2004	1,957,004
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,689,080

		TOTAL	9,646,084

		Consumer Cyclical - Retailers--1.5%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,860,760
7,100,000		Target Corp., 3.375%, 3/1/2008	7,223,824
10,000,000	[3]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,438,300

		TOTAL	27,522,884

		Consumer Non-Cyclical - Food/Beverage--1.1%
10,000,000		Grand Metropolitan Investment Corp., 8.131% accrual, 1/6/2004	9,972,100
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,919,600

		TOTAL	20,891,700

		Consumer Non-Cyclical - Supermarkets--0.4%
6,425,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	6,932,896

		Cosmetics & Toiletries--0.4%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,474,425

		Ecological Services & Equipment--0.5%
5,000,000		WMX Technologies, Inc., Note, 7.00%, 10/15/2006	5,631,350
3,500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	3,530,415

		TOTAL	9,161,765

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--0.4%
$7,000,000		Conoco, Inc., 5.45%, 10/15/2006	$7,623,070

		Energy - Refining--0.3%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,537,550

		Finance - Automotive--0.7%
6,500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,588,335
6,330,000	[3]	General Motors Acceptance Corp., 4.50%, 7/15/2006	6,452,739
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,065

		TOTAL	13,576,139

		Financial Inst. - Banking--2.2%
5,000,000		Citicorp, Sub. Note, 7.125%, 3/15/2004	5,123,550
7,600,000		Mellon Funding Corp., 7.500%, 6/15/2005	8,351,260
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	8,326,940
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,370,688
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,057,850

		TOTAL	40,230,288

		Financial Inst. - Brokerage--1.6%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,322,493
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,858,325
7,600,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	7,979,544
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,133,050

		TOTAL	30,293,412

		Financial Inst. - Finance Captive--0.6%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,306,255
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,984,450

		TOTAL	11,290,705

		Financial Inst. - Finance Noncaptive--0.4%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	8,229,225

		Financial Inst. - Insurance - Life--0.5%
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,518,723

		Financial Inst. - Insurance - P&C--0.9%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	8,044,454
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,834,896

		TOTAL	15,879,350

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - REITS--0.4%
$2,500,000		EOP Operating LP, 6.50%, 6/15/2004	$2,572,850
5,000,000		EOP Operating LP, 7.375%, 11/15/2003	5,035,650

		TOTAL	7,608,500

		Financial Intermediaries--0.6%
10,000,000		Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,519,700

		Financial Services--1.7%
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,152,545
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	6,095,954
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,334,920
7,470,000		SLM Corporation, 5.625%, 4/10/2007	8,184,580

		TOTAL	31,767,999

		Food & Drug Retailers--0.7%
10,200,000	[3]	Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,613,814
2,000,000		Safeway, Inc., 6.15%, 3/1/2006	2,171,060
500,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	524,295

		TOTAL	13,309,169

		Food Products--0.4%
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,686,525

		Insurance--0.6%
10,732,000		Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004	11,635,312

		Pharmaceutical--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	4,113,455

		Sovereign--0.8%
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	8,251,776
7,500,000	[3]	Ontario, Province of, 2.35%, 6/30/2006	7,559,100

		TOTAL	15,810,876

		Technology--0.4%
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	7,238,326

		Technology Services--1.0%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,469,705
2,800,000	[1,2]	FiServ, Inc., Note, 4.00%, 4/15/2008	2,835,644
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,760,988
7,000,000		International Business Machines Corp., 4.125%, 6/30/2005	7,309,890

		TOTAL	18,376,227

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--2.4%
$7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	$8,081,325
4,000,000		Citizens Utilities Co., Deb., 7.45%, 1/15/2004	4,070,000
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,445,900
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,890,755
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,403,760
15,000,000		Verizon Wireless, Inc., Note, 1.54%, 12/17/2003	15,008,100

		TOTAL	44,899,840

		Utility - Electric--1.4%
7,000,000	[1,2]	AEP Resources, Inc., 6.50%, 12/1/2003	7,017,430
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,646,775
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,117,300
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,265,075

		TOTAL	26,046,580

		TOTAL CORPORATE BONDS (IDENTIFIED COST $496,411,837)	504,269,112

		MORTGAGE-BACKED SECURITIES--0.3%
		Federal National Mortgage Association--0.3%
5,078,364		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014 (IDENTIFIED COST $5,095,821)	5,302,117

		COLLATERALIZED MORTGAGE OBLIGATIONS--10.5%
		Federal Home Loan Mortgage Corporation--3.1%
13,803,788		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H010) Class A1, 1.582%, 8/15/2008	13,764,191
25,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H008) Class A3, 2.29%, 6/15/2007	24,707,000
7,350,000		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	662,382
1,962,489		Federal Home Loan Mortgage Corp., (Series 2571), Class FB, 1.47%, 2/15/2018	1,960,703
4,249,025		Federal Home Loan Mortgage Corp., (Series 2603), Class AC, 2.00%, 12/15/2008	4,238,615
12,330,514		Federal Home Loan Mortgage Corp., (Series SF1), Class A3, 2.00%, 12/15/2008	12,347,220

		TOTAL	57,680,111

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--0.5%
$10,486,694		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	$460,261
7,223,323		Federal National Mortgage Association, (Series 2001-69), Class PL, 6.00%, 12/25/2024	7,296,495
22,166,667		Federal National Mortgage Association, (Series 2002-T14), Class S1, 5.25%, 4/15/2005	1,373,380

		TOTAL	9,130,136

		Non-Agency Mortgage--6.9%
6,449,374		Bank of America Mortgage Securities 2002-10, Class 1A27, 3.00%, 11/25/2032	6,484,071
3,002,345		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	3,023,957
72,728		C-BASS ABS LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	74,201
1,820,720	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 2/3/2029	1,686,442
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 2.92%, 9/20/2004	6,960,660
5,893,250		Impac CMB Trust 2002-7, Class A, 1.55%, 11/25/2032	5,929,199
5,900,655		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	5,967,332
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.77%, 6/20/2005	4,946,900
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.92%, 12/20/2006	4,928,150
43,775,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	1,635,872
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	910,775
39,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	847,568
62,870	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.775441%, 10/26/2023	48,135
9,670,756	[1,2]	RESI Finance LP 2002-A, Class B3, 2.72%, 10/10/2034	9,679,847
313,159		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	315,833
286,419		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	286,599
84,129		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	85,037
14,250,000		Structured Asset Securities Corp. 2001-6, Class 1A2, 6.65%, 5/25/2031	14,434,894
8,659,973		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	8,673,545
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$8,760,371		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	$8,761,685
4,369,767		Washington Mutual 2003-AR4, Class A2, 2.207%, 5/25/2033	4,375,535
7,000,000		Washington Mutual 2003-AR4, Class A3, 2.875%, 5/25/2033	7,009,310
14,000,000		Washington Mutual 2003-AR5, Class A2, 2.342%, 6/25/2033	14,011,620
18,325,000		Washington Mutual 2003-AR9, Class 1A2A, 2.341%, 9/25/2033	18,285,235

		TOTAL	129,362,402

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $203,312,390)	196,172,649

		MUNICIPALS--0.2%
		Utility - Electric--0.2%
4,600,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (IDENTIFIED COST $4,600,000)	4,608,832

		U.S. TREASURY--1.1%
		Treasury Securities--1.1%
19,140,825		US TNote - TIPS 3.375% 1/15/2007 (IDENTIFIED COST $20,891,257)	21,057,970

		MUTUAL FUNDS--18.1%
2,282,054	[4]	Federated Mortgage Core Portfolio	23,322,585
275,301,667	[4]	Prime Value Obligations Fund, (Class IS)	275,301,667
34,931,978	[4]	Prime Value Obligations Fund, (Class IS) (held as collateral for securities lending)	34,931,978
816,019	[4]	High-Yield Bond Portfolio	5,475,490

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $338,659,030)	339,031,720

		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $1,907,299,868)[5]	1,899,425,179

		OTHER ASSETS AND LIABILITIES -- NET--(1.6)%	(29,975,000)

		TOTAL NET ASSETS--100%	$1,869,450,179

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $159,603,486 which represents 8.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $93,983,467 which represents 5.0% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purpose amounts to $1,908,093,979.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Total investments in securities, at value, including $339,031,720 of investments in affiliated issuers (identified cost $1,907,299,868, including $34,214,724 of securities loaned)		$1,899,425,179
Cash		4,090,096
Income receivable		10,964,342
Receivable for investments sold		918,286
Receivable for shares sold		11,808,405
Net receivable for daily variation margin		808,385

TOTAL ASSETS		1,928,014,693

Liabilities:
Payable for investments purchased	$7,599,779
Payable for shares redeemed	13,553,806
Income distribution payable	1,977,958
Payable on collateral due to broker	34,931,978
Payable for portfolio accounting fees (Note 5)	26,599
Payable for distribution services fee (Note 5)	211,480
Payable for shareholder services fee (Note 5)	219,677
Accrued expenses	43,237

TOTAL LIABILITIES		58,564,514

Net assets for 983,958,999 shares outstanding		$1,869,450,179

Net Assets Consist of:
Paid in capital		$1,940,728,207
Net unrealized depreciation of investments and futures contracts		(13,192,501)
Accumulated net realized loss on investments and futures contracts		(56,753,462)
Distributions in excess of net investment income		(1,332,065)

TOTAL NET ASSETS		$1,869,450,179

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$823,087,304 ÷ 433,208,786 shares outstanding		$1.90

Offering price per share		$1.90

Redemption proceeds per share		$1.90

Institutional Service Shares:
$614,010,495 ÷ 323,195,962 shares outstanding		$1.90

Offering price per share		$1.90

Redemption proceeds per share		$1.90

Class A Shares:
$432,352,380 ÷ 227,554,251 shares outstanding		$1.90

Offering price per share (100/98.00 of $1.90)[1]		$1.94

Redemption proceeds per share		$1.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest (including income on securities loaned of $40,934)			$63,609,322
Dividends (received from affiliated issuers)			6,247,548

TOTAL INCOME			69,856,870

Expenses:
Investment adviser fee (Note 5)		$11,586,681
Administrative personnel and services fee (Note 5)		1,452,197
Custodian fees		97,156
Transfer and dividend disbursing agent fees and expenses (Note 5)		273,441
Directors'/Trustees' fees		10,286
Auditing fees		22,912
Legal fees		11,237
Portfolio accounting fees (Note 5)		173,737
Distribution services fee--Institutional Service Shares (Note 5)		1,907,777
Distribution services fee--Class A Shares (Note 5)		920,956
Shareholder services fee--Institutional Shares (Note 5)		2,152,544
Shareholder services fee--Institutional Service Shares (Note 5)		1,907,777
Shareholder services fee--Class A Shares (Note 5)		767,463
Share registration costs		203,524
Printing and postage		73,326
Insurance premiums		3,445
Taxes		63,065
Miscellaneous		9,748

TOTAL EXPENSES		21,637,272

Waivers and Reimbursement: (Note 5)
Waiver/Reimbursement of investment adviser fee	$(7,084,968)
Waiver of transfer and dividend disbursing agent fees and expenses	(42,269)
Waiver of distribution services fee--Institutional Service Shares	(381,555)
Waiver of shareholder services fee--Institutional Shares	(2,152,544)

TOTAL WAIVERS AND REIMBURSEMENT		(9,661,336)

Net expenses			11,975,936

Net investment income			57,880,934

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss (including realized loss of $10,274,757 on sales of investments in affiliated issuers) on investments			(18,787,712)
Net realized loss on futures contracts			(6,649,557)
Net change in unrealized depreciation of investments and futures contracts			(6,146,189)

Net realized and unrealized loss on investments and futures contracts			(31,583,458)

Change in net assets resulting from operations			$26,297,476

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,880,934	$61,514,042
Net realized loss on investments and futures contracts	(25,437,269)	(26,721,631)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,146,189)	(10,834,852)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,297,476	23,957,559

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,889,937)	(28,041,316)
Institutional Service Shares	(22,433,537)	(33,839,870)
Class A Shares	(7,801,559)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,125,033)	(61,881,186)

Share Transactions:
Proceeds from sale of shares	2,619,338,101	3,418,768,464
Net asset value of shares issued to shareholders in payment of distributions declared	29,338,144	33,495,627
Cost of shares redeemed	(2,520,571,575)	(2,374,967,614)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	128,104,670	1,077,296,477

Change in net assets	95,277,113	1,039,372,850

Net Assets:
Beginning of period	1,774,173,066	734,800,216

End of period (including distributions in excess of net investment income of $(1,332,065) and $(155,328), respectively)	$1,869,450,179	$1,774,173,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers three classes: Institutional Shares, Institutional Service Shares and Class A Shares. Effective October 11, 2002, Class A Shares were added to the Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code, (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2003, the Fund had realized losses of $6,649,557 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
December 2003	600 U.S. Treasury Note 2-Year Futures	Short	$(1,540,625)

December 2003	500 U.S. Treasury Note 5-Year Futures	Short	(1,932,030)

December 2003	200 U.S. Treasury Note 10-Year Futures	Short	(875,781)

March 2007	250 Eurodollar Futures	Short	(969,376)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(5,317,812)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,214,724	$34,931,978

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using the methods approved by the Directors.

Additional information on each restricted illiquid security held at September 30, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 1.67%, 4/20/2014	5/16/2003	$2,740,796

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	$ 2,295,256

AQ Finance NIM Trust 2001-3A, Class 3A, 8.835%, 2/25/2032	12/25/2001	80,506

AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	3/15/2002	308,723

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.77%, 12/25/2007	12/5/2002	1,979,239

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	631,509

Bayview Financial Acquisition Trust 1998-1, Class MII, 1.87%, 5/25/2029	3/12/1999	387,733

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	684,072

Capital Source Commercial Loan Trust 2002-1A, Class A, 1.62%, 2/20/2014	5/13/2002	920,320

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/09/1999	1,457,825

Chase Funding Mortgage Loan Asset-Backed Certificate 2003-1, Class NOTE, 8.75% 7/27/2004	1/29/2003	1,898,410

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	4/14/2000	1,894,873

First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	11/14/2001	268,094

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	3,057,690

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	9,562,587

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	746,940

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/6/2002	11,434,414

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	1,865,444

Great America Leasing Receivables 2002-1, Class C, 4.91% 7/15/2007	3/22/2002	2,520,103

Harwood Street Funding I LLC 2001-1A, Class CTF, 2.92%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	4/16/2003	1,470,840

Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	4,245,639

Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	4,874,697

Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	1,546,785

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,985,753

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	115,268

Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	6/10/2002	1,166,489

Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	2,723,349

Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.77%, 6/20/2005	1/8/2003	4,933,906

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.92%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1991-1, Class C, 7.35%, 1-15-2009	4/22/2002	10,355,859

Renaissance NIM Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	6/18/2002	963,243

Resecuritization Mortgage Trust 1998-A, Class B3, 7.775441%,10/26/2023	2/12/1999	47,979

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%,12/25/2027	5/21/1999	526,696

Saxon Net Interest Margin Trust, Class NOTE, 6.66%, 8/26/2033	9/23/2003	3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	2,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	417,700,349	$799,254,725	777,114,983	$1,519,220,591
Shares issued to shareholders in payment of distributions declared	5,283,544	10,103,274	5,574,873	10,876,982
Shares redeemed	(449,608,504)	(859,195,430)	(432,380,016)	(842,820,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(26,624,611)	$(49,837,431)	350,309,840	$687,276,738

Year Ended September 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	386,043,353	$738,727,237	970,837,851	$1,899,547,873
Shares issued to shareholders in payment of distributions declared	7,088,726	13,561,545	11,575,732	22,618,645
Shares redeemed	(529,178,017)	(1,011,467,972)	(784,812,973)	(1,532,146,779)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(136,045,938)	$(259,179,190)	197,600,610	$390,019,739

	Period Ended 9/30/2003[1]		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	2,974,116	5,673,325
Shares redeemed	(340,717,140)	(649,908,173)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	227,554,251	$437,121,291

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	64,883,702	$128,104,670	547,910,450	$1,077,296,477

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to unreversed wash sale deferrals, unused capital loss carryforwards and post-October loss deferrals.

For the year ended September 30, 2003, permanent items identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(3,931)	$67,362	$(63,431)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$59,125,033	$61,881,186

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$648,665

Unrealized depreciation	$8,668,800

Capital loss carryforward	$44,795,939

At September 30, 2003, the cost of investments for federal tax purposes was to $1,908,093,979. The net unrealized depreciation of investments for federal tax purposes, was $8,668,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,298,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,966,866.

At September 30, 2003, the Fund had a capital loss carryforward of $44,795,939 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405

2010	$ 7,077,772

2011	$36,010,762

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2003, for federal income tax purposes, post October losses of $16,481,226 were deferred to October 1, 2003.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$4,151,351

High-Yield Bond Portfolio	$ 852,266

Federated Mortgage Core Portfolio	$1,243,931

Administrative Fee

Federated Service Company ("FServ"), under the Administrative Service Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Fund
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	net assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class A Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2003, FSC, the principal distributor, retained $2,735 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$782,627,643
Sales	$825,781,367

7. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2003.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 16, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q788

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29291 (11/03)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.93	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.06	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	(0.05)	0.02	0.00 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.04	0.15	0.08

Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.90	$1.93	$1.98	$1.96

Total Return[3]	1.80%	2.00%	7.91%	4.40%

Ratios to Average Net Assets:

Expenses	0.35%	0.37%	0.35%	0.35%[4]

Net investment income	3.28%	4.47%	6.40%	7.37%[4]

Expense waiver/reimbursement[5]	0.62%	0.60%	0.70%	0.72%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$823,087	$887,733	$216,859	$48,736

Portfolio turnover	63%	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.93	$1.98	$1.96	$1.98	$2.00
Income From Investment Operations:
Net investment income	0.06	0.08	0.12	0.13	0.12 [1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	(0.05)	0.02	(0.02)	0.01 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.03	0.14	0.11	0.13

Less Distributions:
Distributions from net investment income	(0.06)	(0.08)	(0.12)	(0.13)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.00)[3]	--

TOTAL DISTRIBUTIONS	(0.06)	(0.08)	(0.12)	(0.13)	(0.15)

Net Asset Value, End of Period	$1.90	$1.93	$1.98	$1.96	$1.98

Total Return[4]	1.35%	1.54%	7.43%	5.95%	5.32%

Ratios to Average Net Assets:

Expenses	0.80%	0.82%	0.80%	0.80%	0.77%

Net investment income	2.87%	4.04%	5.99%	6.61%	6.36%

Expense waiver/reimbursement[5]	0.42%	0.40%	0.50%	0.38%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$614,010	$886,440	$517,941	$178,682	$196,032

Portfolio turnover	63%	28%	22%	43%	20%

1 Based on the average shares outstanding.

2 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund share in relation to fluctuating market values of the investments of the Fund.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers Federated Ultrashort Bond Fund's fiscal year performance period from October 1, 2002, through September 30, 2003.

During this reporting period, Federated Ultrashort Bond Fund's Institutional Shares produced a total return of 1.80% and the Institutional Service Shares produced a total return of 1.35%.1 The fund's benchmark, the Merrill Lynch 1-Year Treasury Note Index,2 returned 1.81% during the same reporting period. Its peer group, as measured by the Lipper Ultra-Short Obligations Funds category,3 averaged a return of 1.94% for the one-year period ended September 30, 2003. The net asset value moved from $1.93 at the beginning of the reporting period to $1.90 at the close of the reporting period. In terms of income, the fund's Institutional Shares and Institutional Service Shares paid a monthly dividend of $.064 and $.056 per share, respectively. The 30-day SEC yields for the Institutional Shares and Institutional Service Shares as of September 30, 2003 were 2.76% and 2.31%, respectively.4

The fund's typical duration range is 0.5 to 1.0 years.5 Fund duration was maintained at about 0.7 years for most of the reporting period, but was lowered to 0.57 years in the third quarter. This current duration reflects our belief that the next move in interest rates will more likely be an upward one.

Asset-backed securities (ABS), at 37% of the portfolio as of September 30, 2003, still account for the single largest allocation of fund assets. But ABS exposure was gradually lowered over the reporting period, while holdings in corporates and mortgage-backed securities (MBS) were increased in anticipation of both improving economic conditions and better MBS demand from banks, which use the asset class more actively when loan growth is weaker.

In terms of credit quality, the highest percentage of fund assets remains in AAA-rated securities--66% at the end of the reporting period. BBB-rated securities accounted for 14% of assets. Management has utilized a greater percentage of lower investment grade rated corporate securities in an effort to take some advantage of an improving economy. On the other hand, the generally risk-averse nature of this fund limits its appetite for lower-rated investments, and non-investment grade assets were generally maintained at less than 1% of fund assets for the period under review.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original costs. Current month-end performance information is available by visiting www.federatedinvestors.com or calling 1-800-341-7400.

2 The Merrill Lynch 1-Year Treasury Note Index is an unmanaged index tracking U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

3 Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

4 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $250,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $250,0001 in the Federated Ultrashort Bond Fund (Institutional Shares) (the "Fund") from February 22, 2000 (start of performance) to September 30, 2003 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Return for the Period Ended 9/30/2003
1 Year	1.80%
Start of Performance (2/22/2000)	4.45%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Ultrashort Bond Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2003 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T).2

Average Annual Total Return for the Period Ended 9/30/2003
1 Year	1.35%
5 Years	4.29%
Start of Performance (5/31/1997)	4.91%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance index. The index is unmanaged and it is not possible to invest directly in an index.

Portfolio of Investments

September 30, 2003

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--2.8%
		Federal National Mortgage Association--2.8%
$24,520,222		FNMA ARM 544848, 3.784%,4/1/2030	$24,881,159
11,145,695		FNMA ARM 544872, 4.011%,7/1/2034	11,379,643
15,000,000		FNMA ARM 618128, 3.380% 8/1/2033	15,196,350

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $51,377,754)	51,457,152

		ASSET-BACKED SECURITIES--37.7%
		Automotive--19.0%
3,312,328		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	3,329,684
9,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	9,339,614
12,845,022		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.32%, 10/12/2006	12,850,711
3,409,272		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	3,416,778
419,457		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	420,938
9,059,347		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	9,198,680
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,167,541
5,267,035		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	5,304,431
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,233,400
1,600,969		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	1,615,122
5,212,316		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	5,239,629
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,189,450
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	4,030,320
6,453,595		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.950%, 5/16/2005	6,510,827
298,327		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	300,737
3,126,035		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	3,151,982
7,249,784		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	7,307,420
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.18%, 5/15/2007	15,003,150
9,557,150	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	9,707,198
746,940	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	759,489
2,983,039		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	2,993,002
2,206,303		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	2,227,373
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	$20,255,400
2,442,476		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	2,450,488
5,292,441	[3]	Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	5,345,683
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,208,040
9,364,193		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	9,457,179
3,200,197	[1,2]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	3,244,445
14,000,000	[1,2]	,Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	14,210,255
726,005		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	728,161
2,788,620	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	2,819,127
1,642,783	[3]	M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	1,653,050
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,062,760
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,167,052
5,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	5,131,284
3,711,005		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	3,781,920
589,568		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	606,005
8,494,071		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	8,495,675
358,418		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	359,303
4,068,136		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.37%, 7/17/2006	4,071,268
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,170,160
1,356,853		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,401,304
4,055,466		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	4,080,610
4,000,000		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	4,006,680
9,003,602		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	9,143,068
13,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	13,198,380
8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.14%, 3/15/2007	8,506,035
7,948,161		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	8,004,427
1,061,433		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	1,064,246
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,309,300
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 8/15/2006	2,258,438
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,257,687
10,267,440		World Omni Automobile Receivables Trust, Class A3, 3.79%, 11/21/2005	10,373,427

		TOTAL	355,118,333

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--3.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.02%, 9/15/2007	$3,998,680
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.75563%, 10/15/2007	3,731,475
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,250,050
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.10%, 2/9/2009	4,015,200
11,000,000	[1]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,169,290
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,648,200
6,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,030,360
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,313,200
3,000,000	[1,2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,154,140
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,355,491
644,792		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	651,227

		TOTAL	70,317,313

		Equipment Leasing--0.6%
7,288,710		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	7,349,478
1,895,324	[1]	Copelco Capital Funding Corp. (Series 2000-A), Class R1, 7.565%, 11/18/2005	1,912,534
2,520,378	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	2,587,974

		TOTAL	11,849,986

		Home Equity Loan--9.1%
70,323,801		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	2,222,935
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	1,958,500
80,506	[1]	AQ Finance NIM Trust 2001-3A, Class 3A, 8.835%, 2/25/2032	80,679
308,905	[1]	AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	278,015
1,979,239	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.77%, 12/25/2007	1,974,291
2,343,605		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	2,386,178
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	2,969,920
21,166,667		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	1,914,948
5,900,233		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.64%, 12/25/2033	5,933,215
69,561,423		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	3,083,658
2,323,134	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	2,299,903
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$69,669,334		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	$2,155,569
5,347,514		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	5,482,592
14,249,347		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	14,339,972
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	663,920
14,882,653		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	877,481
17,946,278		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	1,060,428
632,893	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	689,357
410,300	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.87%, 5/25/2029	392,156
17,000,000	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	643,450
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	2,403,938
284,459		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.87%, 6/25/2028	282,949
2,309,489		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 2.92%, 5/25/2030	2,300,251
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,843,168
1,908,549	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	1,914,332
144,825		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	145,810
92,185		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	94,249
345,002		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	348,328
377,219		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	378,151
52,615,385		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	1,974,655
5,658,048		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	5,797,349
24,567		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	24,809
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,108,580
251,256		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	252,806
3,461,475		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	3,501,455
4,250,000		Fifth Third Home Equity Loan Trust, Class A, 1.37%, 9/20/2023	4,213,153
268,094	[1]	First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	268,094
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$3,057,690	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	$3,057,690
1,865,444	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	1,856,695
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	1,493,641
7,653,390		Impac CMB Trust 2001-4, Class A2, 1.67%, 12/25/2031	7,693,340
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	395,800
15,500,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	663,710
1,470,840	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	1,470,840
4,245,771	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	4,245,771
4,874,697	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	4,885,970
62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 5.25%, 6/25/2004	1,602,272
1,493,576	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1,546,792
1,071,293		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,096,275
1,191,544		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,254,362
97,316		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	97,313
115,828	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	18,533
1,166,519	[1]	Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	1,163,603
2,723,349	[1]	Option One Mortgage Securities Inc 2003-5, Class NOTE, 6.90%, 7/26/2033	2,723,349
963,243	[1]	Renaissance NIM Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	963,243
78,466,500		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	1,178,567
28,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	1,039,080
82,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	3,007,760
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,057,250
70,499,711		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	4,815,342
14,962,301		Residential Asset Securitization Trust 2003-KS6, Class A2, 1.42%, 8/25/2033	14,987,736
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$26,050,847		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	$1,377,829
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	1,243,875
598,083	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	590,900
37,490,446		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,170,077
3,000,000	[1]	Saxon Net Interest Margin Trust, Class NOTE, 6.66%, 8/26/2033	3,000,000
86,156,500		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	1,533,594
81,525,762		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	3,136,296
49,922,360		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 1/25/2005	803,750

		TOTAL	169,430,499

		Manufactured Housing--1.2%
156,181		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	156,264
210,369		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	221,965
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	188,938
2,468,488		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,585,469
9,368,308		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	9,902,770
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	105,470
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	527,970
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	393,000
252,006		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	259,831
6,945,449		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,025,506
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,200,000
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.72%, 6/7/2016	469,841

		TOTAL	23,037,024

		Other--2.0%
2,740,796	[1]	ACAS Business Loan Trust 2003-1A, Class A, 1.67%, 4/20/2014	2,737,589
920,320	[1]	Capital Source Commercial Loan Trust 2002-1A, Class A, 1.62%, 2/20/2014	919,952
2,662,553		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,709,171
66,686,055		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	2,779,608
18,011		Green Tree Recreational Equipment & Consumer Trust (Series 1997-B), Class A1, 6.55%, 7/15/2028	18,217
1,971,908		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	2,039,091
2,281,027		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	2,331,574
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--continued
$5,604,067		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	$5,657,582
15,000,000		John Deere Owner Trust 2003-A,Class A2,1.310%,1/17/2006	15,006,862
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.44%, 12/17/2007	3,506,335

		TOTAL	37,705,981

		Rate Reduction Bond--2.0%
13,000,000		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	13,254,573
5,137,396		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	5,217,128
5,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,366,550
12,440,415		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	13,207,740

		TOTAL	37,045,991

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $714,868,711)	704,505,127

		GOVERNMENT AGENCIES--3.9%
		Federal Home Loan Mortgage Corporation--2.7%
50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	51,208,500

		Federal National Mortgage Association--1.2%
20,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	21,812,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $72,083,068)	73,020,500

		CORPORATE BONDS--27.0%
		Basic Ind. - Chemicals--0.2%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,214,645

		Basic Ind. - Metals & Mining--0.3%
6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	6,223,800

		Basic Ind. - Paper--0.2%
3,600,000		International Paper Co., 8.125%, 7/8/2005	3,979,728
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	525,765

		TOTAL	4,505,493

		Broadcast Radio & TV--0.4%
7,725,000		Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	7,875,792

		Cap. Goods - Aerospace & Defense--1.1%
4,500,000		Boeing Capital Corp., 5.65%, 5/15/2006	4,842,900
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,484,550
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,092,477

		TOTAL	20,419,927

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.3%
$3,750,000		Comcast Corp., 6.375%, 1/30/2006	$4,073,325
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,246,220

		TOTAL	6,319,545

		Communications - Media Noncable--0.5%
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,468,152

		Communications - Telecom Wirelines--0.3%
4,262,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	4,878,200

		Consumer Cyclical - Automotive--1.1%
3,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	3,264,510
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,335,800
7,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	7,920,113
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,022,410

		TOTAL	19,542,833

		Consumer Cyclical - Entertainment--0.5%
1,850,000		International Speedway Corp., 7.875%, 10/15/2004	1,957,004
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,689,080

		TOTAL	9,646,084

		Consumer Cyclical - Retailers--1.5%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,860,760
7,100,000		Target Corp., 3.375%, 3/1/2008	7,223,824
10,000,000	[3]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,438,300

		TOTAL	27,522,884

		Consumer Non-Cyclical - Food/Beverage--1.1%
10,000,000		Grand Metropolitan Investment Corp., 8.131% accrual, 1/6/2004	9,972,100
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,919,600

		TOTAL	20,891,700

		Consumer Non-Cyclical - Supermarkets--0.4%
6,425,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	6,932,896

		Cosmetics & Toiletries--0.4%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,474,425

		Ecological Services & Equipment--0.5%
5,000,000		WMX Technologies, Inc., Note, 7.00%, 10/15/2006	5,631,350
3,500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	3,530,415

		TOTAL	9,161,765

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--0.4%
$7,000,000		Conoco, Inc., 5.45%, 10/15/2006	$7,623,070

		Energy - Refining--0.3%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,537,550

		Finance - Automotive--0.7%
6,500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,588,335
6,330,000	[3]	General Motors Acceptance Corp., 4.50%, 7/15/2006	6,452,739
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	535,065

		TOTAL	13,576,139

		Financial Inst. - Banking--2.2%
5,000,000		Citicorp, Sub. Note, 7.125%, 3/15/2004	5,123,550
7,600,000		Mellon Funding Corp., 7.500%, 6/15/2005	8,351,260
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	8,326,940
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,370,688
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,057,850

		TOTAL	40,230,288

		Financial Inst. - Brokerage--1.6%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,322,493
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,858,325
7,600,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	7,979,544
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,133,050

		TOTAL	30,293,412

		Financial Inst. - Finance Captive--0.6%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,306,255
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,984,450

		TOTAL	11,290,705

		Financial Inst. - Finance Noncaptive--0.4%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	8,229,225

		Financial Inst. - Insurance - Life--0.5%
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,518,723

		Financial Inst. - Insurance - P&C--0.9%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	8,044,454
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,834,896

		TOTAL	15,879,350

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - REITS--0.4%
$2,500,000		EOP Operating LP, 6.50%, 6/15/2004	$2,572,850
5,000,000		EOP Operating LP, 7.375%, 11/15/2003	5,035,650

		TOTAL	7,608,500

		Financial Intermediaries--0.6%
10,000,000		Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,519,700

		Financial Services--1.7%
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,152,545
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	6,095,954
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,334,920
7,470,000		SLM Corporation, 5.625%, 4/10/2007	8,184,580

		TOTAL	31,767,999

		Food & Drug Retailers--0.7%
10,200,000	[3]	Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,613,814
2,000,000		Safeway, Inc., 6.15%, 3/1/2006	2,171,060
500,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	524,295

		TOTAL	13,309,169

		Food Products--0.4%
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,686,525

		Insurance--0.6%
10,732,000		Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004	11,635,312

		Pharmaceutical--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	4,113,455

		Sovereign--0.8%
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	8,251,776
7,500,000	[3]	Ontario, Province of, 2.35%, 6/30/2006	7,559,100

		TOTAL	15,810,876

		Technology--0.4%
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	7,238,326

		Technology Services--1.0%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,469,705
2,800,000	[1,2]	FiServ, Inc., Note, 4.00%, 4/15/2008	2,835,644
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,760,988
7,000,000		International Business Machines Corp., 4.125%, 6/30/2005	7,309,890

		TOTAL	18,376,227

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--2.4%
$7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	$8,081,325
4,000,000		Citizens Utilities Co., Deb., 7.45%, 1/15/2004	4,070,000
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,445,900
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,890,755
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,403,760
15,000,000		Verizon Wireless, Inc., Note, 1.54%, 12/17/2003	15,008,100

		TOTAL	44,899,840

		Utility - Electric--1.4%
7,000,000	[1,2]	AEP Resources, Inc., 6.50%, 12/1/2003	7,017,430
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,646,775
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,117,300
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,265,075

		TOTAL	26,046,580

		TOTAL CORPORATE BONDS (IDENTIFIED COST $496,411,837)	504,269,112

		MORTGAGE-BACKED SECURITIES--0.3%
		Federal National Mortgage Association--0.3%
5,078,364		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014 (IDENTIFIED COST $5,095,821)	5,302,117

		COLLATERALIZED MORTGAGE OBLIGATIONS--10.5%
		Federal Home Loan Mortgage Corporation--3.1%
13,803,788		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H010) Class A1, 1.582%, 8/15/2008	13,764,191
25,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, (Series H008) Class A3, 2.29%, 6/15/2007	24,707,000
7,350,000		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	662,382
1,962,489		Federal Home Loan Mortgage Corp., (Series 2571), Class FB, 1.47%, 2/15/2018	1,960,703
4,249,025		Federal Home Loan Mortgage Corp., (Series 2603), Class AC, 2.00%, 12/15/2008	4,238,615
12,330,514		Federal Home Loan Mortgage Corp., (Series SF1), Class A3, 2.00%, 12/15/2008	12,347,220

		TOTAL	57,680,111

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--0.5%
$10,486,694		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	$460,261
7,223,323		Federal National Mortgage Association, (Series 2001-69), Class PL, 6.00%, 12/25/2024	7,296,495
22,166,667		Federal National Mortgage Association, (Series 2002-T14), Class S1, 5.25%, 4/15/2005	1,373,380

		TOTAL	9,130,136

		Non-Agency Mortgage--6.9%
6,449,374		Bank of America Mortgage Securities 2002-10, Class 1A27, 3.00%, 11/25/2032	6,484,071
3,002,345		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	3,023,957
72,728		C-BASS ABS LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	74,201
1,820,720	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 2/3/2029	1,686,442
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 2.92%, 9/20/2004	6,960,660
5,893,250		Impac CMB Trust 2002-7, Class A, 1.55%, 11/25/2032	5,929,199
5,900,655		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	5,967,332
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.77%, 6/20/2005	4,946,900
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.92%, 12/20/2006	4,928,150
43,775,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	1,635,872
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	910,775
39,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	847,568
62,870	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.775441%, 10/26/2023	48,135
9,670,756	[1,2]	RESI Finance LP 2002-A, Class B3, 2.72%, 10/10/2034	9,679,847
313,159		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	315,833
286,419		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	286,599
84,129		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	85,037
14,250,000		Structured Asset Securities Corp. 2001-6, Class 1A2, 6.65%, 5/25/2031	14,434,894
8,659,973		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	8,673,545
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$8,760,371		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	$8,761,685
4,369,767		Washington Mutual 2003-AR4, Class A2, 2.207%, 5/25/2033	4,375,535
7,000,000		Washington Mutual 2003-AR4, Class A3, 2.875%, 5/25/2033	7,009,310
14,000,000		Washington Mutual 2003-AR5, Class A2, 2.342%, 6/25/2033	14,011,620
18,325,000		Washington Mutual 2003-AR9, Class 1A2A, 2.341%, 9/25/2033	18,285,235

		TOTAL	129,362,402

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $203,312,390)	196,172,649

		MUNICIPALS--0.2%
		Utility - Electric--0.2%
4,600,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (IDENTIFIED COST $4,600,000)	4,608,832

		U.S. TREASURY--1.1%
		Treasury Securities--1.1%
19,140,825		US TNote - TIPS 3.375% 1/15/2007 (IDENTIFIED COST $20,891,257)	21,057,970

		MUTUAL FUNDS--18.1%
2,282,054	[4]	Federated Mortgage Core Portfolio	23,322,585
275,301,667	[4]	Prime Value Obligations Fund, (Class IS)	275,301,667
34,931,978	[4]	Prime Value Obligations Fund, (Class IS) (held as collateral for securities lending)	34,931,978
816,019	[4]	High-Yield Bond Portfolio	5,475,490

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $338,659,030)	339,031,720

		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $1,907,299,868)[5]	1,899,425,179

		OTHER ASSETS AND LIABILITIES -- NET--(1.6)%	(29,975,000)

		TOTAL NET ASSETS--100%	$1,869,450,179

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $159,603,486 which represents 8.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $93,983,467 which represents 5.0% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purpose amounts to $1,908,093,979.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Total investments in securities, at value, including $339,031,720 of investments in affiliated issuers (identified cost $1,907,299,868 including $34,214,724 of securities loaned)		$1,899,425,179
Cash		4,090,096
Income receivable		10,964,342
Receivable for investments sold		918,286
Receivable for shares sold		11,808,405
Net receivable for daily variation margin		808,385

TOTAL ASSETS		1,928,014,693

Liabilities:
Payable for investments purchased	$7,599,779
Payable for shares redeemed	13,553,806
Income distribution payable	1,977,958
Payable on collateral due to broker	34,931,978
Payable for portfolio accounting fees (Note 5)	26,599
Payable for distribution services fee (Note 5)	211,480
Payable for shareholder services fee (Note 5)	219,677
Accrued expenses	43,237

TOTAL LIABILITIES		58,564,514

Net assets for 983,958,999 shares outstanding		$1,869,450,179

Net Assets Consist of:
Paid in capital		$1,940,728,207
Net unrealized depreciation of investments and futures contracts		(13,192,501)
Accumulated net realized loss on investments and futures contracts		(56,753,462)
Distributions in excess of net investment income		(1,332,065)

TOTAL NET ASSETS		$1,869,450,179

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$823,087,304 ÷ 433,208,786 shares outstanding		$1.90

Offering price per share		$1.90

Redemption proceeds per share		$1.90

Institutional Service Shares:
$614,010,495 ÷ 323,195,962 shares outstanding		$1.90

Offering price per share		$1.90

Redemption proceeds per share		$1.90

Class A Shares:
$432,352,380 ÷ 227,554,251 shares outstanding		$1.90

Offering price per share (100/98.00 of $1.90)[1]		$1.94

Redemption proceeds per share		$1.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest (including income on securities loaned of $40,934)			$63,609,322
Dividends (received from affiliated issuers)			6,247,548

TOTAL INCOME			69,856,870

Expenses:
Investment adviser fee (Note 5)		$11,586,681
Administrative personnel and services fee (Note 5)		1,452,197
Custodian fees		97,156
Transfer and dividend disbursing agent fees and expenses (Note 5)		273,441
Directors'/Trustees' fees		10,286
Auditing fees		22,912
Legal fees		11,237
Portfolio accounting fees (Note 5)		173,737
Distribution services fee--Institutional Service Shares (Note 5)		1,907,777
Distribution services fee--Class A Shares (Note 5)		920,956
Shareholder services fee--Institutional Shares (Note 5)		2,152,544
Shareholder services fee--Institutional Service Shares (Note 5)		1,907,777
Shareholder services fee--Class A Shares (Note 5)		767,463
Share registration costs		203,524
Printing and postage		73,326
Insurance premiums		3,445
Taxes		63,065
Miscellaneous		9,748

TOTAL EXPENSES		21,637,272

Waivers and Reimbursement: (Note 5)
Waiver/Reimbursement of investment adviser fee	$(7,084,968)
Waiver of transfer and dividend disbursing agent fees and expenses	(42,269)
Waiver of distribution services fee--Institutional Service Shares	(381,555)
Waiver of shareholder services fee--Institutional Shares	(2,152,544)

TOTAL WAIVERS AND REIMBURSEMENT		(9,661,336)

Net expenses			11,975,936

Net investment income			57,880,934

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss (including realized loss of $10,274,757 on sales of investments in affiliated issuers) on investments			(18,787,712)
Net realized loss on futures contracts			(6,649,557)
Net change in unrealized depreciation of investments and futures contracts			(6,146,189)

Net realized and unrealized loss on investments and futures contracts			(31,583,458)

Change in net assets resulting from operations			$26,297,476

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,880,934	$61,514,042
Net realized loss on investments and futures contracts	(25,437,269)	(26,721,631)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,146,189)	(10,834,852)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,297,476	23,957,559

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,889,937)	(28,041,316)
Institutional Service Shares	(22,433,537)	(33,839,870)
Class A Shares	(7,801,559)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,125,033)	(61,881,186)

Share Transactions:
Proceeds from sale of shares	2,619,338,101	3,418,768,464
Net asset value of shares issued to shareholders in payment of distributions declared	29,338,144	33,495,627
Cost of shares redeemed	(2,520,571,575)	(2,374,967,614)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	128,104,670	1,077,296,477

Change in net assets	95,277,113	1,039,372,850

Net Assets:
Beginning of period	1,774,173,066	734,800,216

End of period (including distributions in excess of net investment income of $(1,332,065) and $(155,328), respectively)	$1,869,450,179	$1,774,173,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers three classes: Institutional Shares, Institutional Service Shares and Class A Shares. Effective October 11, 2002, Class A Shares were added to the Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code, (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2003, the Fund had realized losses of $6,649,557 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
December 2003	600 U.S. Treasury Note 2-Year Futures	Short	$(1,540,625)

December 2003	500 U.S. Treasury Note 5-Year Futures	Short	(1,932,030)

December 2003	200 U.S. Treasury Note 10-Year Futures	Short	(875,781)

March 2007	250 Eurodollar Futures	Short	(969,376)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(5,317,812)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,214,724	$34,931,978

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using the methods approved by the Directors.

Additional information on each restricted illiquid security held at September 30, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 1.67%, 4/20/2014	5/16/2003	$2,740,796

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	$ 2,295,256

AQ Finance NIM Trust 2001-3A, Class 3A, 8.835%, 2/25/2032	12/25/2001	80,506

AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	3/15/2002	308,723

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.77%, 12/25/2007	12/5/2002	1,979,239

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	631,509

Bayview Financial Acquisition Trust 1998-1, Class MII, 1.87%, 5/25/2029	3/12/1999	387,733

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	684,072

Capital Source Commercial Loan Trust 2002-1A, Class A, 1.62%, 2/20/2014	5/13/2002	920,320

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/09/1999	1,457,825

Chase Funding Mortgage Loan Asset-Backed Certificate 2003-1, Class NOTE, 8.75% 7/27/2004	1/29/2003	1,898,410

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	4/14/2000	1,894,873

First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	11/14/2001	268,094

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	3,057,690

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	9,562,587

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	746,940

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/6/2002	11,434,414

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	1,865,444

Great America Leasing Receivables 2002-1, Class C, 4.91% 7/15/2007	3/22/2002	2,520,103

Harwood Street Funding I LLC 2001-1A, Class CTF, 2.92%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 6/25/2033	4/16/2003	1,470,840

Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	4,245,639

Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	4,874,697

Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	1,546,785

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,985,753

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	115,268

Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	6/10/2002	1,166,489

Option One Mortgage Securities Inc. 2003-5, Class NOTE, 6.90%, 7/26/2033	7/25/2003	2,723,349

Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.77%, 6/20/2005	1/8/2003	4,933,906

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 2.92%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1991-1, Class C, 7.35%, 1-15-2009	4/22/2002	10,355,859

Renaissance NIM Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	6/18/2002	963,243

Resecuritization Mortgage Trust 1998-A, Class B3, 7.775441%,10/26/2023	2/12/1999	47,979

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%,12/25/2027	5/21/1999	526,696

Saxon Net Interest Margin Trust, Class NOTE, 6.66%, 8/26/2033	9/23/2003	3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	2,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	417,700,349	$799,254,725	777,114,983	$1,519,220,591
Shares issued to shareholders in payment of distributions declared	5,283,544	10,103,274	5,574,873	10,876,982
Shares redeemed	(449,608,504)	(859,195,430)	(432,380,016)	(842,820,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(26,624,611)	$(49,837,431)	350,309,840	$687,276,738

Year Ended September 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	386,043,353	$738,727,237	970,837,851	$1,899,547,873
Shares issued to shareholders in payment of distributions declared	7,088,726	13,561,545	11,575,732	22,618,645
Shares redeemed	(529,178,017)	(1,011,467,972)	(784,812,973)	(1,532,146,779)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(136,045,938)	$(259,179,190)	197,600,610	$390,019,739

	Period Ended 9/30/2003[1]		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	2,974,116	5,673,325
Shares redeemed	(340,717,140)	(649,908,173)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	227,554,251	$437,121,291

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	64,883,702	$128,104,670	547,910,450	$1,077,296,477

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to unreversed wash sale deferrals, unused capital loss carryforwards and post-October loss deferrals.

For the year ended September 30, 2003, permanent items identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$(3,931)	$67,362	$(63,431)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$59,125,033	$61,881,186

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$648,665

Unrealized depreciation	$8,668,800

Capital loss carryforward	$44,795,939

At September 30, 2003, the cost of investments for federal tax purposes was to $1,908,093,979. The net unrealized depreciation of investments for federal tax purposes, was $8,668,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,298,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,966,866.

At September 30, 2003, the Fund had a capital loss carryforward of $44,795,939 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405

2010	$ 7,077,772

2011	$36,010,762

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2003, for federal income tax purposes, post October losses of $16,481,226 were deferred to October 1, 2003.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$4,151,351

High-Yield Bond Portfolio	$ 852,266

Federated Mortgage Core Portfolio	$1,243,931

Administrative Fee

Federated Service Company ("FServ"), under the Administrative Service Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Fund
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	net assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class A Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2003, FSC, the principal distributor, retained $2,735 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$782,627,643
Sales	$825,781,367

7. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2003.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 16, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: October 1993

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: March 1995

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q879
Cusip 31428Q606

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29540 (11/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By           /S/ Richard J. Thomas, Principal Financial Officer
Date         November 19, 2003